UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267

Institutional Fiduciary Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices)           (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:__ 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/13

Item 1. Reports to Stockholders.

DECEMBER 31, 2013

Money Market Portfolio

SEMIANNUAL REPORT

Institutional Fiduciary Trust

FRANKLIN TEMPLETON
INSTITUTIONAL

Contents
Semiannual Report		Financial Statements	8
IFT Money Market Portfolio	1	Notes to Financial Statements	11
Performance Summary	3	The Money Market Portfolios	15
Your Fund’s Expenses	4	Shareholder Information	27
Financial Highlights and
Statement of Investments	6

Semiannual Report

IFT Money Market Portfolio

Your Fund’s Goal and Main Investments: The IFT Money Market Portfolio seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity. The Fund invests through The Money Market Portfolio (the Portfolio) mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

Performance data represent
past performance, which does
not guarantee future results.
Investment return will fluctuate.
Current performance may differ
from figures shown. Please call a
Franklin Templeton Institutional
Services representative at
(800) 321-8563 for most recent
month-end performance.

An investment in the Fund is not
insured or guaranteed by the
Federal Deposit Insurance
Corporation or any other govern-
ment agency or institution. Although
the Fund seeks to preserve the
value of your investment at $1.00
per share, it is possible to lose
money by investing in the Fund.

This semiannual report for IFT Money Market Portfolio covers the period ended December 31, 2013.

Performance Overview

In an effort to promote economic growth, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the six-month period under review. As a result, the Fund’s seven-day annualized yield was unchanged at 0.00% from June 30, 2013, through December 31, 2013.

Economic and Market Overview

The U.S. economy showed ongoing signs of recovery during the six-month period ended December 31, 2013. During the third quarter, the economy, as measured by gross domestic product, expanded at the strongest pace since the fourth quarter of 2011, underpinned by consumer spending and rising inventories. Furthermore, retail sales were particularly strong toward year-end as

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 7.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Semiannual Report | 1

Portfolio Breakdown
12/31/13
% of Total
Net Assets
Commercial Paper	60.9%
Certificates of Deposit	21.3%
U.S. Government & Agency Securities	14.8%
Repurchase Agreements	2.1%
Municipal Bonds	0.4%
Other Net Assets	0.5%

consumer confidence improved. Manufacturing expanded for the review period, and the unemployment rate declined to 6.7% in December from 7.6% in June.1 Inflation remained well below the Fed’s 2.0% target.

Investor concerns about the Fed’s potential reduction of its $85 billion per month asset purchase program contributed to financial market volatility at the beginning of the period. After rising to two-year highs, long-term Treasury yields retreated in September and October when the Fed reassured investors it would maintain its current pace of purchases as it awaited more evidence of a sustainable economic expansion. In December, the Fed announced it would reduce its bond purchases $10 billion a month beginning in January 2014 while keeping interest rates low. After the announcement, yields on U.S. Treasuries remained largely stable.

In September, partisan disagreement about a new health care law led Congress to miss a deadline for authorizing routine federal funding. The federal government temporarily shut down in October, suspending non-essential U.S. government services. The shutdown ended after Congress agreed to fund the government until January 2014 and raise the debt limit until February. Congress passed a two-year budget deal in December that would ease automatic spending cuts in 2014 and reduce the risk of another government shutdown.

Investor uncertainty about the Fed’s eventual reduction of asset purchases pushed the 10-year U.S. Treasury note yield to 3.04% at period-end from 2.52% on June 30, 2013. Investors also anticipated higher interest rates and pulled back from the fixed income markets overall. For the six months under review, most fixed income markets were fairly flat or declined in value.

Investment Strategy

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar-denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

1. Source: Bureau of Labor Statistics.

2 | Semiannual Report

Manager’s Discussion

The six months under review were characterized by extremely low short-term interest rates, which pressured money market yields. We continued to invest the Portfolio’s assets in high-quality money market securities. On December 31, 2013, for example, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor’s or Moody’s Investors Service.2

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. These do not indicate ratings of the Fund.

Performance Summary[1]
Symbol: INFXX
12/31/13

Seven-day annualized yield	0.00%
Total annual operating expenses [2]	0.35%

1. The Fund has a voluntary fee waiver in efforts to prevent a negative yield. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.

2. The figure is as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown.

Annualized yield is for the seven-day period ended 12/31/13. The Fund’s average weighted life and average weighted maturity were each 31 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please call a Franklin Templeton Institutional Services representative at (800) 321-8563 for most recent month-end performance.

Semiannual Report | 3

Your Fund’s Expenses

Money Market Portfolio

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

4 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
	Value 7/1/13	Value 12/31/13	Period* 7/1/13–12/31/13

Actual	$1,000	$1,000.00	$0.45
Hypothetical (5% return before expenses)	$1,000	$1,024.75	$0.46

*Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.09%, which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 5

Institutional Fiduciary Trust

Financial Highlights

Money Market Portfolio
	Six Months Ended
	December 31, 2013		Year Ended June 30,
	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of
period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment
operations – net investment
income (loss)	—	—	—	—	(—)[a]	0.009
Less distributions from net
investment income	—	—	—	—	—	(0.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	—%	—%	—%	—%	—%	0.91%

Ratios to average net assets[c]
Expenses before waiver and
payments by affiliates[d]	0.36%	0.35%	0.36%	0.36%	0.36%	0.39%
Expenses net of waiver and
payments by affiliates[d]	0.09%	0.13%	0.13%	0.19%	0.21%	0.39%[e]
Net investment income (loss)	—%	—%	—%	—%	(—)%[f]	0.90%

Supplemental data
Net assets, end of period (000’s)	$19,112,761	$16,328,958	$12,139,765	$10,126,869	$6,754,186	$5,353,195

aAmount rounds to less than $0.001 per share.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fRounds to less than 0.01%.

6 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Institutional Fiduciary Trust

Statement of Investments, December 31, 2013 (unaudited)

Money Market Portfolio	Shares	Value
Mutual Funds (Cost $19,112,076,405) 100.0%
[a] The Money Market Portfolio	19,112,076,405	$19,112,076,405
Other Assets, less Liabilities 0.0%†		684,944
Net Assets 100.0%		$19,112,761,349

†Rounds to less than 0.1% of net assets.
aNon-income producing.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 7

Institutional Fiduciary Trust

Financial Statements

Statement of Assets and Liabilities
December 31, 2013 (unaudited)

Money Market
Portfolio
Assets:
Investment in Portfolio, at value and cost	$19,112,076,405
Receivables from affiliates	795,478
Total assets	19,112,871,883
Liabilities:
Payables:
Reports to shareholders	6,574
Professional fees	60,679
Accrued expenses and other liabilities	43,281
Total liabilities	110,534
Net assets, at value	$19,112,761,349
Net assets consist of paid-in capital	$19,112,761,349
Shares outstanding	19,112,763,480
Net asset value per share	$1.00

8 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Institutional Fiduciary Trust

Financial Statements (continued)

Statement of Operations
for the six months ended December 31, 2013 (unaudited)

Money Market
Portfolio
Investment income:
Dividends from Portfolio	$ —
Expenses:
Administrative fees (Note 3a)	17,105,351
Unaffiliated transfer agent fees	18,649
Reports to shareholders	7,520
Registration and filing fees	583,158
Professional fees	74,982
Trustees’ fees and expenses	49,182
Other	61,988
Total expenses	17,900,830
Expenses waived/paid by affiliates (Note 3c)	(17,900,830)
Net expenses	—
Net investment income	$ —

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 9

Institutional Fiduciary Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Money Market Portfolio
	Six Months Ended
	December 31, 2013	Year Ended
	(unaudited)	June 30, 2013
Increase (decrease) in net assets:
Net investment income from operations	$—	$—
Capital share transactions (Note 2)	2,783,803,568	4,189,192,913
Net increase (decrease) in net assets	2,783,803,568	4,189,192,913
Net assets (there is no undistributed net investment income at beginning or end of period):
Beginning of period	16,328,957,781	12,139,764,868
End of period	$19,112,761,349	$16,328,957,781

10 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Institutional Fiduciary Trust

Notes to Financial Statements (unaudited)

Money Market Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Institutional Fiduciary Trust Money Market Portfolio (Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Shares of the Fund are offered to other investment companies and accounts managed by Franklin Advisers Inc. (Advisers) or its affiliates, and to other institutional investors. At December 31, 2013, Advisers, affiliates of Advisers, and investment companies and accounts managed by Advisers or its affiliates owned 19,112,520,966 shares of the Fund.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At December 31, 2013, the Fund owned 88.77% of the Portfolio.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Semiannual Report | 11

Institutional Fiduciary Trust

Notes to Financial Statements (unaudited) (continued)

Money Market Portfolio

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares at $1.00 per share were as follows:

	Six Months Ended	Year Ended
	December 31, 2013	June 30, 2013
Shares sold	$34,622,968,894	$60,304,263,581
Shares redeemed	(31,839,165,326)	(56,115,070,668)
Net increase (decrease)	$2,783,803,568	$4,189,192,913

12 | Semiannual Report

Institutional Fiduciary Trust

Notes to Financial Statements (unaudited) (continued)

Money Market Portfolio

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, FT Services and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services or Investor Services at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

d. Other Affiliated Transactions

At December 31, 2013, an investment company managed by Advisers owned 46.21% of the Fund’s outstanding shares. Investment activities of this investment company could have a material impact on the Fund.

4. INCOME TAXES

At December 31, 2013, the cost of investments for book and income tax purposes was the same.

Semiannual Report | 13

Institutional Fiduciary Trust

Notes to Financial Statements (unaudited) (continued)

Money Market Portfolio

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

14 | Semiannual Report

The Money Market Portfolios

Financial Highlights

The Money Market Portfolio

	Six Months Ended
	December 31, 2013			Year Ended June 30,
	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of
period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	—	—	(—)[a]	—[a]	0.001	0.011
Net realized and unrealized gains
(losses)	—[a]	—[a]	—[a]	—[a]	—[a]	(—)[a]
Total from investment operations	—[a]	—[a]	—[a]	—[a]	0.001	0.011
Less distributions from net
investment income	—	—	—	(—)[a]	(0.001)	(0.011)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	—%	—%	—%	0.04%	0.06%	1.14%

Ratios to average net assets[c]
Expenses before waiver and
payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and
payments by affiliates[d]	0.09%	0.13%	0.13%	0.15%[e]	0.15%	0.15%
Net investment income	—%	—%	(—)%[f]	0.04%	0.06%	1.12%

Supplemental data
Net assets, end of year (000’s)	$21,527,917	$18,744,530	$14,065,932	$12,092,511	$8,924,640	$8,520,392

aAmount rounds to less than $0.001 per share.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fRounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

The Money Market Portfolios

Statement of Investments, December 31, 2013 (unaudited)

The Money Market Portfolio	Principal Amount*	Value
Investments 99.5%
Certificates of Deposit 21.3%
Bank of Montreal, Chicago Branch, 0.10%, 1/13/14	$400,000,000	$400,000,000
Bank of Montreal, Chicago Branch, 0.10%, 1/14/14	250,000,000	250,000,000
Bank of Montreal, Chicago Branch, 0.03% - 0.15%, 1/02/14 - 2/18/14	415,000,000	415,002,666
Bank of Nova Scotia, Houston Branch, 0.08%, 1/06/14	300,000,000	300,000,000
Bank of Nova Scotia, Houston Branch, 0.17%, 1/23/14	300,000,000	300,000,000
Royal Bank of Canada, New York Branch, 0.05%, 1/06/14	800,000,000	800,000,000
Royal Bank of Canada, New York Branch, 0.18%, 4/02/14	250,000,000	250,000,000
The Toronto-Dominion Bank, New York Branch, 0.07%, 1/06/14	275,000,000	275,000,000
The Toronto-Dominion Bank, New York Branch, 0.15%, 1/15/14	265,000,000	265,000,000
The Toronto-Dominion Bank, New York Branch, 0.10% - 0.26%, 1/06/14 - 2/24/14	580,000,000	580,000,000
Wells Fargo Bank NA, California Branch, 0.13%, 2/06/14	510,000,000	510,000,000
Wells Fargo Bank NA, California Branch, 0.14%, 2/13/14	250,000,000	250,000,000
Total Certificates of Deposit (Cost $4,595,002,666)		4,595,002,666
[a]Commercial Paper 60.9%
Bank of Nova Scotia, 2/24/14 (Canada)	170,000,000	169,960,475
Bank of Nova Scotia, 3/03/14 (Canada)	300,000,000	299,936,458
Chevron Corp., 3/07/14	229,000,000	228,962,788
Chevron Corp., 1/17/14 - 3/14/14	679,999,000	679,928,230
Coca-Cola Co., 1/03/14 - 1/21/14	174,000,000	173,998,236
Commonwealth Bank of Australia, 1/14/14 (Australia)	725,000,000	724,987,917
Commonwealth Bank of Australia, 1/24/14 (Australia)	350,000,000	349,976,521
Export Development Canada, 1/02/14 - 6/06/14 (Canada)	781,555,000	781,357,416
Exxon Mobil Corp., 1/06/14	275,000,000	274,997,326
Exxon Mobil Corp., 2/10/14	290,000,000	289,977,444
Exxon Mobil Corp., 1/02/14 - 2/13/14	520,700,000	520,669,895
Johnson & Johnson, 1/10/14 - 1/14/14	295,000,000	294,993,644
Johnson & Johnson, 1/16/14	290,000,000	289,981,875
Merck & Co. Inc., 2/24/14	57,000,000	56,994,015
National Australia Funding, 1/02/14 (Australia)	1,085,000,000	1,084,999,699
Nestle Capital Corp., 1/15/14 - 2/12/14 (Switzerland)	405,000,000	404,975,549
Nestle Finance International Ltd., 1/30/14 - 2/10/14 (Switzerland)	380,000,000	379,972,701
PepsiCo Inc., 1/06/14 - 2/21/14	883,750,000	883,710,743
Pfizer Inc., 3/05/14 - 3/20/14	614,330,000	614,221,445
Procter & Gamble Co., 2/12/14 - 2/24/14	125,000,000	124,988,625
Province of British Columbia, 1/13/14 - 3/21/14 (Canada)	503,722,000	503,647,396
Province of Ontario, 1/03/14 - 3/05/14 (Canada)	1,084,973,000	1,084,908,253
Quebec Treasury Bill, 1/13/14 (Canada)	250,000,000	249,992,500
Quebec Treasury Bill, 1/15/14 (Canada)	500,000,000	499,982,500
Quebec Treasury Bill, 2/03/14 (Canada)	200,000,000	199,985,333
Shell International Finance BV, 3/04/14 (United Kingdom)	420,000,000	419,942,133
Shell International Finance BV, 3/03/14 - 3/05/14 (United Kingdom)	325,000,000	324,954,833
Total Capital Canada Ltd., 6/02/14 (France)	128,000,000	127,929,742
Total Fina ELF Capital, 3/19/14 (France)	241,000,000	240,907,536
Total Fina ELF Capital, 1/16/14 - 5/07/14 (France)	246,000,000	245,934,394
Wal-Mart Stores Inc., 1/07/14 - 2/12/14	169,500,000	169,493,379
Wal-Mart Stores Inc., 2/26/14	403,000,000	402,963,058
Total Commercial Paper (Cost $13,100,232,059)		13,100,232,059

16 | Semiannual Report

The Money Market Portfolios

Statement of Investments, December 31, 2013 (unaudited) (continued)

The Money Market Portfolio	Principal Amount*	Value
Investments (continued)
U.S. Government and Agency Securities 14.8%
[a] FHLB,
1/02/14	$237,378,000	$237,377,746
1/03/14	234,669,000	234,668,897
1/06/14 - 1/10/14	396,000,000	395,992,979
[a] FHLMC, 1/13/14 - 1/21/14	138,377,000	138,374,405
[a] FNMA, 1/06/14	34,000,000	33,999,835
[a,b]International Bank for Reconstruction and Development,
1/14/14 (Supranational)	250,000,000	249,984,653
1/06/14 - 1/27/14 (Supranational)	850,000,000	849,973,833
[a] U.S. Treasury Bills,
1/02/14	500,000,000	499,999,906
1/09/14 - 4/03/14	550,000,000	549,925,686
Total U.S. Government and Agency Securities (Cost $3,190,297,940)		3,190,297,940
Municipal Bonds 0.4%
[c] California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.01%, 7/01/23	26,790,000	26,790,000
[c] Metropolitan Water District of Southern California Special Water Revenue, Refunding,
Series A, Weekly VRDN and Put, 0.02%, 10/01/29	60,415,000	60,415,000
Total Municipal Bonds (Cost $87,205,000)		87,205,000
Total Investments before Repurchase Agreements (Cost $20,972,737,665)		20,972,737,665
[d]Repurchase Agreements 2.1%
Barclays Capital Inc., 0.000%, 1/02/14 (Maturity Value $340,000,000)
Collateralized by U.S. Treasury Notes, 0.625% - 2.00%, 4/30/16 - 11/30/17
(valued at $348,813,059)	340,000,000	340,000,000
Deutsche Bank Securities Inc., 0.020%, 1/02/14 (Maturity Value $25,000,028)
Collateralized by U.S. Treasury Bonds, 7.25% - 10.625, 8/15/15 - 5/15/18; U.S. Treasury
Notes, 0.25% - 4.625%, 2/28/15 - 11/30/18; and U.S. Treasury Notes, Index Linked,
2.625% - 4.625%, 7/15/17 (valued at $25,500,000)	25,000,000	25,000,000
Goldman, Sachs & Co., 0.000%, 1/02/14 (Maturity Value $75,000,000)
Collateralized by U.S. Government and Agency Securities, 4.50%, 1/15/14 (valued at
$ 76,595,475)	75,000,000	75,000,000
HSBC Securities (USA) Inc., 0.010%, 1/02/14 (Maturity Value $5,000,003)
Collateralized by U.S. Government and Agency Securities, 0.30% - 5.00%,
2/13/14 - 5/11/17 (valued at $5,103,493)	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.000%, 1/02/14 (Maturity Value $5,000,000)
Collateralized by U.S. Treasury Notes, 0.625%, 8/15/16 (valued at $ 5,100,099)	5,000,000	5,000,000
Morgan Stanley & Co. LLC, 0.010%, 1/02/14 (Maturity Value $5,000,003)
Collateralized by [a]U.S. Treasury Bills, 9/18/14; U.S. Treasury Notes, 2.375%, 2/28/15;
and U.S. Treasury Notes, Index Linked, 2.00%, 1/15/16 (valued at $5,100,032)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $455,000,000)		455,000,000
Total Investments (Cost $21,427,737,665) 99.5%		21,427,737,665
Other Assets, less Liabilities 0.5%		100,179,496
Net Assets 100.0%		$21,527,917,161

Semiannual Report | 17

The Money Market Portfolios

Statement of Investments, December 31, 2013 (unaudited) (continued)

The Money Market Portfolio

See Abbreviations on page 26.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe security is traded on a discount basis with no stated coupon rate.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
dSee Note 1(b) regarding repurchase agreements.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

The Money Market Portfolios

Financial Statements

Statement of Assets and Liabilities
December 31, 2013 (unaudited)

The
Money Market
Portfolio
Assets:
Investments in securities, at amortized cost	$20,972,737,665
Repurchase agreements, at value and cost	455,000,000
Total investments	$21,427,737,665
Cash	1,578,822,344
Interest receivable	976,390
Total assets	23,007,536,399
Liabilities:
Payables:
Investment securities purchased	1,477,916,850
Management fees	1,527,301
Accrued expenses and other liabilities	175,087
Total liabilities	1,479,619,238
Net assets, at value	$21,527,917,161
Net assets consist of:
Paid-in capital	$21,530,542,965
Accumulated net realized gain (loss)	(2,625,804)
Net assets, at value	$21,527,917,161
Shares outstanding	21,530,544,564
Net asset value per share	$1.00

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

The Money Market Portfolios

Financial Statements (continued)

Statement of Operations
for the six months ended December 31, 2013 (unaudited)

The
Money Market
Portfolio
Investment income:
Interest	$8,397,526
Expenses:
Management fees (Note 3a)	14,676,588
Custodian fees (Note 4)	76,960
Reports to shareholders	4,921
Professional fees	88,228
Other	22,726
Total expenses	14,869,423
Expense reductions (Note 4)	(25,193)
Expenses waived/paid by affiliates (Note 3c)	(6,446,704)
Net expenses	8,397,526
Net investment income	—
Net realized gain (loss) from investments	1,371
Net increase (decrease) in net assets resulting from operations	$1,371

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

The Money Market Portfolios

Financial Statements (continued)

Statements of Changes in Net Assets

	The Money Market Portfolio
	Six Months Ended
	December 31, 2013	Year Ended
	(unaudited)	June 30, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$—	$—
Net realized gain (loss) from investments	1,371	59,888
Net increase (decrease) in net assets resulting from operations	1,371	59,888
Capital share transactions (Note 2)	2,783,385,704	4,678,538,091
Net increase (decrease) in net assets	2,783,387,075	4,678,597,979
Net assets (there is no undistributed net investment income at beginning or end of period):
Beginning of period	18,744,530,086	14,065,932,107
End of period	$21,527,917,161	$18,744,530,086

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

The Money Market Portfolios

Notes to Financial Statements (unaudited)

The Money Market Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at period end, as indicated in the Statement of Investments, had been entered into on December 31, 2013.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

22 | Semiannual Report

The Money Market Portfolios

Notes to Financial Statements (unaudited) (continued)

The Money Market Portfolio

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Income Taxes (continued)

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2013, and for all open tax years, the Portfolio has determined that no liability for unrecognized tax benefits is required in Portfolio’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 23

The Money Market Portfolios

Notes to Financial Statements (unaudited) (continued)

The Money Market Portfolio

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Six Months Ended	Year Ended
	December 31, 2013	June 30, 2013
Shares sold	$14,029,998,749	$23,759,852,448
Shares redeemed	(11,246,613,045)	(19,081,314,357)
Net increase (decrease)	$2,783,385,704	$4,678,538,091

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Portfolio will be able to avoid a negative yield.

24 | Semiannual Report

The Money Market Portfolios

Notes to Financial Statements (unaudited) (continued)

The Money Market Portfolio

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Other Affiliated Transactions

At December 31, 2013, the shares of the Portfolio were owned by the following entities:

		Percentage of
	Shares	Outstanding Shares
Institutional Fiduciary Trust – Money Market Portfolio	19,112,076,405	88.77%
Franklin Money Fund	2,096,204,881	9.74%
Franklin Templeton Money Fund Trust –
Franklin Templeton Money Fund	322,263,278	1.49%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2013, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates. At June 30, 2013, the Portfolio had capital loss carry forwards of $2,627,175 expiring in 2017.

At December 31, 2013, the cost of investments for book and income tax purposes was the same.

6. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

Semiannual Report | 25

The Money Market Portfolios

Notes to Financial Statements (unaudited) (continued)

The Money Market Portfolio

6. FAIR VALUE MEASUREMENTS (continued)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2013, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

8. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
GO	- General Obligation

26 | Semiannual Report

Institutional Fiduciary Trust

Shareholder Information

Money Market Portfolio

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 27

This page intentionally left blank.

FRANKLIN TEMPLETON
INSTITUTIONAL

Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

Money Market Portfolio

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.

Franklin Templeton Institutional Services
(800) 321-8563
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2014 Franklin Templeton Investments. All rights reserved.

140 S 02/14

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

By /s/ GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 27, 2014